INTANGIBLE ASSETS, NET - Definite-Lived Intangible Assets, Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 632
2023	632
2024	632
2025	632
2026	$ 632